CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Interest and dividend income:
Loans, including fees		¥ 1,381,553	¥ 1,109,776	¥ 1,009,094
Investments:
Interest		144,199	88,319	88,311
Dividends		88,289	86,066	77,343
Trading account assets		211,749	202,125	163,114
Call loans and funds sold		5,547	5,699	5,068
Receivables under resale agreements and securities borrowing transactions		254,862	149,197	91,453
Deposits in other banks		121,244	120,704	74,647
Total interest and dividend income		2,207,443	1,761,886	1,509,030
Interest expense:
Deposits		613,570	382,706	264,748
Trading account liabilities		49,660	41,514	21,399
Call money and funds purchased		11,121	5,031	3,173
Payables under repurchase agreements and securities lending transactions		382,045	243,569	120,578
Other short-term borrowings		33,313	16,166	12,175
Long-term debt		223,767	200,950	179,639
Total interest expense		1,313,476	889,936	601,712
Net interest income		893,967	871,950	907,318
Provision (credit) for loan losses (Note 6)		32,459	(126,362)	37,668
Net interest income after provision (credit) for loan losses		861,508	998,312	869,650
Noninterest income (Note 26):
Fee and commission income		853,290	865,711	825,963
Foreign exchange gains (losses)-net (Note 27)	[1],[2]	93,577	91,793	69,453
Trading account gains (losses)-net (Note 27)	[3]	328,841	236,982	(42,481)
Investment gains (losses)-net (Note 2):
Debt securities	[2]	(3,842)	7,757	59,517
Equity securities	[2]	(155,947)	289,400	273,753
Equity in earnings (losses) of equity method investees-net	[2]	29,172	24,342	26,785
Gains on disposal of premises and equipment	[2]	5,145	8,225	5,638
Other noninterest income	[3]	72,135	80,453	149,404
Total noninterest income		1,222,371	1,604,663	1,368,032
Noninterest expenses:
Salaries and employee benefits		682,645	688,481	663,166
General and administrative expenses		761,528	585,992	570,897
Occupancy expenses		207,814	191,592	194,955
Fee and commission expenses		189,722	189,187	177,006
Provision (credit) for losses on off-balance-sheet instruments		(8,969)	(30,244)	19,464
Other noninterest expenses		166,079	138,669	131,819
Total noninterest expenses		1,998,819	1,763,677	1,757,307
Income before income tax expense		85,060	839,298	480,375
Income tax expense (Note 20)		9,335	237,604	91,244
Net income		75,725	601,694	389,131
Less: Net income (loss) attributable to noncontrolling interests		(8,746)	24,086	26,691
Net income		¥ 84,471	¥ 577,608	¥ 362,440
Basic net income per common share		¥ 3.33	¥ 22.77	¥ 14.33
Diluted net income per common share		3.33	22.76	14.28
Dividends per share:
Class XI preferred stock				10
Common stock		¥ 7.50	¥ 7.50	¥ 7.50

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.